Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Statements of Operations [Abstract]
Sales	$ 541,794		$ 708,273
Cost of sales	608,050		507,766
Gross (loss)/profit	(66,256)		200,507
Operating expenses:
Selling, general and administrative expenses	4,502,353		4,395,805
Depreciation	114,156		118,227
Amortization	51,683		51,684
Total operating expenses	4,668,192		4,565,716
Operating loss	(4,734,448)		(4,365,209)
Other income/(expense)
Other income	7,177,522		30,120
Other expense	(490,625)		(115,273)
Interest income	101		1,263
Interest expense	(14,852)		(165,635)
Change in fair value of derivative financial liabilities	(1,888,181)		919,948
Total other income	4,783,965		670,423
Net income/(loss)	49,517		(3,694,786)
Deemed preferred stock dividends			(1,745,837)
Preferred stock dividends	(618,805)		(440,696)
Net loss applicable to common stock	$ (569,288)		$ (5,881,319)
Net loss per common stock: -
Basic and diluted	$ (0.28)		$ (2.78)
Weighted average number of common stock outstanding: -
Basic and diluted	2,037,838	[1]	2,118,772	[1]

[1]	After giving retrospective effect to a 2 for 1 reverse stock split which became effective on March 25, 2015 after filing a certificate of amendment to the certificate of incorporation.